Derivative Instruments And Hedging Activities (Concentration Of Exposures To Credit Risk In OTC Derivatives) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	¥ 23,752	¥ 16,919
OTC derivatives with financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets, Financial institutions	18,881	12,733
Impact of master netting agreements, Financial institutions	(17,553)	(11,611)
Impact of collateral, Financial institutions	(797)	(442)
Net exposure to credit risk, Financial institutions	¥ 531	¥ 680